Annual Fund Operating Expenses	Apr. 29, 2026
abrdn Bloomberg All Commodity Strategy K-1 Free ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.26%	[1]
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.30%	[2]

[1]	Management Fees have been restated to reflect the elimination of the contractual management fees payable by the Fund’s Subsidiary (as defined below) to abrdn Inc. (the “Advisor”).
[2]	Management Fees have been restated to reflect the elimination of the contractual management fees payable by the Fund’s Subsidiary (as defined below) to abrdn Inc. (the “Advisor”).